Annual Fund Operating Expenses - Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF - Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	Oct. 01, 2020
Operating Expenses:
Management fee	0.15%	[1]
Other Expenses	none
Total annual fund operating expenses	0.15%

[1]	Effective May 12, 2020, the fund's management fee was reduced from 0.25% to 0.15% of the fund's average daily net assets.